DIVESTITURE & ACQUISITIONS - Schedule of Purchase Price Allocation (Details) - USD ($) $ in Thousands	May 20, 2025	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill		$ 126,605	$ 126,148	$ 126,563
Groupsense Inc
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Customer relationships (finite‑lived intangible)	$ 4,833
Deferred tax asset, net	909
Other net liabilities	(1,519)
Goodwill	191
Total consideration	$ 4,414